Common Stock - Computation of Basic and Diluted Net Loss Attributable to Common Shareholders Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator
Net loss	$ (3,269)	$ (5,843)	$ (3,690)	$ (6,889)	$ (3,707)	$ (1,722)	$ (4,550)	$ (6,010)	$ (4,517)	$ (20,129)	$ (16,801)	$ (26,240)
Denominator
Weighted average number of common shares outstanding	30,076,160				29,827,824					29,949,432	26,147,344	18,098,799
Basic and diluted net loss per common share	$ (0.11)	$ (0.19)	$ (0.12)	$ (0.23)	$ (0.12)	$ 0.06	$ 0.16	$ 0.26	$ 0.20	$ (0.67)	$ (0.64)	$ (1.45)